Employee benefit plans	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan [Abstract]
Employee benefit plans
Employee benefit plans

BNY Mellon has defined benefit and/or defined contribution retirement plans covering substantially all full-time and eligible part-time employees and other post-retirement plans providing healthcare benefits for certain retired employees. Effective June 30, 2015, the benefit accruals under the U.S. qualified and nonqualified defined benefit plans were frozen. This change resulted in no additional benefits being earned by participants in those plans based on service or pay after June 30, 2015.
Pension and post-retirement healthcare plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2017	2016	2017	2016	2017	2016	2017	2016
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.97%	4.35%	2.45%	2.53%	3.97%	4.35%	2.50%	2.60%
Rate of compensation increase	N/A	N/A	3.02	3.60	3.00	3.00	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(4,274)	$(4,177)	$(1,248)	$(1,147)	$(169)	$(184)	$(2)	$(4)
Service cost	—	—	(31)	(29)	(1)	(1)	—	—
Interest cost	(180)	(182)	(33)	(36)	(7)	(8)	—	—
Employee contributions	—	—	(1)	(1)	—	—	—	—
Actuarial (loss) gain	(165)	(106)	88	(221)	(10)	9	(1)	1
Benefits paid	214	191	31	23	12	15	—	—
Foreign exchange adjustment	N/A	N/A	(128)	163	N/A	N/A	(1)	1
Benefit obligation at end of period	(4,405)	(4,274)	(1,322)	(1,248)	(175)	(169)	(4)	(2)
Change in fair value of plan assets
Fair value at beginning of period	4,906	4,689	1,090	1,014	97	92	—	—
Actual return on plan assets	783	387	128	162	10	5	—	—
Employer contributions	21	21	93	87	12	15	—	—
Employee contributions	—	—	1	1	—	—	—	—
Benefit payments	(214)	(191)	(31)	(23)	(12)	(15)	—	—
Foreign exchange adjustment	N/A	N/A	112	(151)	N/A	N/A	—	—
Fair value at end of period	5,496	4,906	1,393	1,090	107	97	—	—
Funded status at end of period	$1,091	$632	$71	$(158)	$(68)	$(72)	$(4)	$(2)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$1,294	$1,656	$255	$461	$97	$96	$(1)	$(2)
Prior service cost (credit)	—	—	1	—	(49)	(59)	—	—
Total (before tax effects)	$1,294	$1,656	$256	$461	$48	$37	$(1)	$(2)

(a)	The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.

Net periodic benefit cost (credit)	Pension Benefits							Healthcare Benefits
	Domestic				Foreign			Domestic			Foreign
(dollar amounts in millions)	2017	2016	2015	(a)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,026	$4,830	$4,696		$994	$994	$959	$102	$97	$92	N/A	N/A	N/A
Discount rate	4.35%	4.48%	4.13%		2.53%	3.45%	3.33%	4.35%	4.48%	4.13%	2.60%	3.60%	3.10%
Expected rate of return on plan assets	6.625	7.00	7.25		4.61	5.35	5.25	6.625	7.00	7.25	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	3.00		3.60	3.51	3.29	3.00	3.00	3.00	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$—	$—	$30		$31	$29	$32	$1	$1	$1	$—	$—	$—
Interest cost	180	182	170		33	36	38	7	8	8	—	—	—
Expected return on assets	(325)	(330)	(333)		(50)	(51)	(51)	(7)	(7)	(6)	—	—	—
Amortization of:
Prior service (credit) cost	—	—	(1)		—	1	—	(10)	(10)	(10)	—	—	—
Net actuarial loss	67	69	111		35	17	23	6	8	10	—	—	—
Settlement loss	2	2	1		—	1	—	—	—	—	—	—	—
Curtailment (gain)	—	—	(30)		—	—	—	—	—	—	—	—	—
Net periodic benefit cost (credit)	$(76)	$(77)	$(52)		$49	$33	$42	$(3)	$—	$3	$—	$—	$—

(a)
As a result of the amendment to the U.S. pension plans, liabilities were re-measured as of Jan. 29, 2015 at a discount rate of 3.73% and the market-related value of plan assets was $4,713 million at Jan. 29, 2015.

Changes in other comprehensive (income) loss in 2017	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$(293)	$(169)	$7	$1
Recognition of prior years’ net (loss)	(69)	(35)	(6)	—
Recognition of prior years’ service (cost) credit	—	—	10	—
Foreign exchange adjustment	N/A	(1)	N/A	—
Total recognized in other comprehensive (income) loss (before tax effects)	$(362)	$(205)	$11	$1

Amounts expected to be recognized in net periodic benefit cost (income) in 2018 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Loss recognition	$68	$22	$7	$—
Prior service (credit) recognition	—	—	(9)	—

	Domestic		Foreign
(in millions)	2017	2016	2017	2016
Pension benefits:
Prepaid benefit cost	$1,282	$836	$134	$—
Accrued benefit cost	(191)	(204)	(63)	(158)
Total pension benefits	$1,091	$632	$71	$(158)
Healthcare benefits:
Accrued benefit cost	$(68)	$(72)	$(4)	$(4)
Total healthcare benefits	$(68)	$(72)	$(4)	$(4)

The accumulated benefit obligation for all defined benefit plans was $5.7 billion at Dec. 31, 2017 and $5.4 billion at Dec. 31, 2016.

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2017	2016	2017	2016
Projected benefit obligation	$191	$224	$68	$149
Accumulated benefit obligation	191	224	61	142
Fair value of plan assets	—	20	25	76

Assumed healthcare cost trend - Domestic post-retirement healthcare benefits

The assumed healthcare cost trend rate used in determining benefit expense for 2018 is 6.25%, decreasing to 4.75% in 2023. This projection is based on various economic models that forecast a decreasing growth rate of healthcare expenses over time. The underlying assumption is that healthcare expense growth cannot outpace gross national product growth indefinitely, and over time a lower equilibrium growth rate will be achieved. Further, the growth rate assumed in 2023 bears a reasonable relationship to the discount rate.

An increase in the healthcare cost trend rate of one percentage point for each year would increase the accumulated post-retirement benefit obligation by $10 million, or 6%, and the sum of the service and interest costs by less than $1 million, or 6%. Conversely, a decrease in this rate of one percentage point for each year would decrease the benefit obligation by $9 million, or 5%, and the sum of the service and interest costs by less than $1 million, or 5%.

Assumed healthcare cost trend - Foreign post-retirement healthcare benefits

An increase in the healthcare cost trend rate of one percentage point for each year would increase the accumulated post-retirement benefit obligation by less than $1 million and the sum of the service and interest costs by less than $1 million. Conversely, a decrease in this rate of one percentage point for each year would decrease the benefit obligation by less than $1 million and the sum of the service and interest costs by less than $1 million.
The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2018	$280	$20
	2019	262	19
	2020	260	19
	2021	262	22
	2022	259	23
	2023-2027	1,303	137
Total pension benefits		$2,626	$240
Healthcare benefits:
Year	2018	$13	$—
	2019	13	—
	2020	13	—
	2021	13	—
	2022	12	—
	2023-2027	55	1
Total healthcare benefits		$119	$1

Plan contributions

BNY Mellon expects to make cash contributions to fund its defined benefit pension plans in 2018 of $32 million for the domestic plans and $22 million for the foreign plans.

BNY Mellon expects to make cash contributions to fund its post-retirement healthcare plans in 2018 of $13 million for the domestic plans and less than $1 million for the foreign plans.
Investment strategy and asset allocation

BNY Mellon is responsible for the administration of various employee pension and healthcare post-retirement benefits plans, both domestically and internationally. The domestic plans are administered by BNY Mellon’s Benefits Administration Committee, a named fiduciary. Subject to the following, at all relevant times, BNY Mellon’s Benefits Investment Committee, another named fiduciary to the domestic plans, is responsible for the investment of plan assets. The Benefits Investment Committee’s responsibilities include the investment of all domestic defined benefit plan assets, as well as the determination of investment options offered to participants in all domestic defined contribution plans. The Benefits Investment Committee conducts periodic reviews of investment performance, asset allocation and investment manager suitability. In addition, the Benefits Investment Committee has oversight of the Regional Governance Committees for the foreign defined benefit plans.

Our investment objective for U.S. and foreign plans is to maximize total return while maintaining a broadly diversified portfolio for the primary purpose of satisfying obligations for future benefit payments.

Equities are the main holding of the plans. Alternative investments (including private equities) and fixed-income securities provide diversification and, in certain cases, lower the volatility of returns. In general, equity securities and alternative investments within any domestic plan’s portfolio can be maintained in the range of 30% to 70% of total plan assets, fixed-income securities can range from 20% to 50% of plan assets and cash equivalents can be held in amounts ranging from 0% to 5% of plan assets. Actual asset allocation within the approved ranges varies from time to time based on economic conditions (both current and forecast) and the advice of professional advisors.

Our pension assets were invested as follows at Dec. 31, 2017 and Dec. 31, 2016:

Asset allocations	Domestic		Foreign
	2017	2016	2017	2016
Equities	63%	58%	51%	52%
Fixed income	33	36	33	29
Private equities	1	1	—	—
Alternative investment	2	3	9	3
Real estate	—	—	4	4
Cash	1	2	3	12
Total pension benefits	100%	100%	100%	100%

We held no The Bank of New York Mellon Corporation stock in our pension plans at Dec. 31, 2017 and Dec. 31, 2016. Assets of the U.S. post-retirement healthcare plan are invested in an insurance contract.

Fair value measurement of plan assets

In accordance with ASC 715, Compensation - Retirement Benefits, BNY Mellon has established a three-level hierarchy for fair value measurements of its pension plan assets based upon the transparency of inputs to the valuation of an asset as of the measurement date. The valuation hierarchy is consistent with guidance in ASC 820, Fair Value Measurement, which is detailed in Note 18 of the Notes to Consolidated Financial Statements.

The following is a description of the valuation methodologies used for assets measured at fair value, as well as the general classification of such assets pursuant to the valuation hierarchy.

Cash and currency

This category consists primarily of foreign currency balances and is included in Level 1 of the valuation hierarchy. Foreign currency is translated monthly based on current exchange rates.

Common and preferred stock, exchange-traded funds and mutual funds

These investments include equities, exchange-traded funds and mutual funds and are valued at the closing price reported in the active market in which the individual securities are traded, if available. Where there are no readily available market quotations, we determine fair value primarily based on pricing sources with reasonable levels of price transparency.

Collective trust funds

Collective trust funds include commingled and U.S. equity funds that have no readily available market quotations. The fair value of the funds is based on the securities in the portfolio, which typically are the amount that the fund might reasonably expect to receive for the securities upon a sale. These funds are valued using observable inputs on either a daily or monthly basis. Collective trust funds are included as Level 2 of the valuation hierarchy.

Fixed-income investments

Fixed-income investments include U.S. Treasury securities, U.S. government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds. U.S. Treasury securities are valued at the closing price reported in the active market in which the individual security is traded and included as Level 1 of the valuation hierarchy. U.S. government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds are valued based on quoted prices for comparable securities with similar yields and credit ratings. When quoted prices are not available for identical or similar bonds, the bonds are valued using discounted cash flows that maximize observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks. U.S. government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds are primarily included as Level 2 of the valuation hierarchy.

Other assets measured at NAV

Other assets measured at NAV include funds of funds and venture capital and partnership interests, property funds and other funds. There are no readily available market quotations for these funds. The fair value of the funds of funds is based on NAVs of the funds in the portfolio, which reflects the value of the underlying securities. The fair value of the underlying securities is typically the amount that the fund might reasonably expect to receive upon selling those hard to value or illiquid securities within the portfolios. These funds are either valued on a daily or monthly basis. The fair value of the venture capital and partnership interests is based on the pension plan’s ownership percentage of the fair value of the underlying funds as provided by the fund managers. These funds are typically valued on a quarterly basis. The pension plan’s venture capital and partnership interests are valued at NAV as a practical expedient for fair value.
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2017 and Dec. 31, 2016, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy. Beginning in 2017, we refined the methodology used to determine the level of the three-level valuation hierarchy for certain domestic plan assets which resulted in a portion of sovereign debt being transferred from Level 2 to Level 1. Prior period amounts were not adjusted.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,815	$—	$—	$1,815
Non-U.S. equity	243	—	—	243
Collective trust funds:
Commingled	—	193	—	193
U.S. equity	—	1,389	—	1,389
Fixed income:
U.S. Treasury securities	452	—	—	452
U.S. government agencies	—	48	—	48
Sovereign government obligations	5	6	—	11
U.S. corporate bonds	—	910	—	910
Other	—	100	—	100
Mutual funds	163	—	—	163
Exchange-traded funds	—	—	—	—
Total domestic plan assets in the fair value hierarchy	$2,678	$2,646	$—	$5,324
Other assets measured at NAV:
Funds of funds				129
Venture capital and partnership interests				43
Total domestic plan assets, at fair value				$5,496

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$434	$277	$—	$711
Sovereign/government obligation funds	—	104	—	104
Corporate debt funds	—	345	—	345
Cash and currency	41	—	—	41
Total foreign plan assets in the fair value hierarchy	$475	$726	$—	$1,201
Other assets measured at NAV				192
Total foreign plan assets, at fair value				$1,393

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,493	$—	$—	$1,493
Non-U.S. equity	137	—	—	137
Collective trust funds:
Commingled	—	367	—	367
U.S. equity	—	1,115	—	1,115
Fixed income:
U.S. Treasury securities	523	—	—	523
U.S. government agencies	—	66	—	66
Sovereign government obligations	—	7	—	7
U.S. corporate bonds	—	823	—	823
Other	—	48	—	48
Mutual funds	135	—	—	135
Exchange-traded funds	6	—	—	6
Total domestic plan assets in the fair value hierarchy	$2,294	$2,426	$—	$4,720
Other assets measured at NAV:
Funds of funds				138
Venture capital and partnership interests				48
Total domestic plan assets, at fair value				$4,906

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$371	$207	$—	$578
Sovereign/government obligation funds	—	95	—	95
Corporate debt funds	—	208	17	225
Cash and currency	120	—	—	120
Total foreign plan assets in the fair value hierarchy	$491	$510	$17	$1,018
Other assets measured at NAV				72
Total foreign plan assets, at fair value				$1,090

Changes in Level 3 fair value measurements

The tables below present a rollforward of the plan assets for the years ended Dec. 31, 2017 and Dec. 31, 2016 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2017
(in millions)	Corporate debt funds
Fair value at Dec. 31, 2016	$17
Transfers out of Level 3	(20)
Total gains or (losses) included in plan assets	3
Fair value at Dec. 31, 2017	$—
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	$—

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2016
(in millions)	Corporate debt funds
Fair value at Dec. 31, 2015	$19
Total gains or (losses) included in plan assets	(2)
Fair value at Dec. 31, 2016	$17
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	$(2)

Funds of funds and venture capital and partnership interests valued using NAV per share

BNY Mellon had pension and post-retirement plan assets invested in funds of funds, venture capital and partnership interests, property funds and other contracts valued using NAV. The funds of funds investments are redeemable at NAV under agreements with the funds of funds managers.

Assets valued using NAV at Dec. 31, 2017
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$152	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	128	49	N/A	N/A
Property funds (c)	51	—	Monthly	0-90 days
Corporate debt	20	—	N/A	N/A
Other contracts (d)	13	—	N/A	N/A
Total	$364	$49

Assets valued using NAV at Dec. 31, 2016
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$158	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	48	8	N/A	N/A
Property funds (c)	40	—	Daily-Quarterly	0-90 days
Other contracts (d)	12	—	N/A	N/A
Total	$258	$8

(a)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

(b)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.

(c)	Property funds include funds invested in regional real estate vehicles that hold direct interest in real estate properties.

(d)	Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.
Defined contribution plans

BNY Mellon sponsors defined contribution plans in the U.S. and in certain non-U.S. locations, all of which are administered in accordance with local laws. The most significant defined contribution plan is The Bank of New York Mellon Corporation 401(k) Savings Plan sponsored by the Company in the U.S. and covers substantially all U.S. employees.

Under The Bank of New York Mellon Corporation 401(k) Savings Plan, the Company matched 100% of the first 4% of an employee’s eligible base pay plus 50% of the next 2% of eligible pay contributed by the participant for a maximum matching contribution of 5% for 2017, 2016 and 2015, subject to statutory limits.

The U.S. qualified and nonqualified defined benefit plans were closed to new participants effective Dec. 31, 2010, at which time an annual non-elective contribution equal to 2% of eligible base pay was added to The Bank of New York Mellon Corporation 401(k) Savings Plan.

Effective June 30, 2015, the benefit accruals under the U.S. qualified and nonqualified defined benefit plans were frozen. Employees, who were hired before Jan. 1, 2010 and were eligible to earn benefits in the pension plan prior to freezing the benefit accrual, received the non-elective contribution starting July 1, 2015. All Company contributions are invested according to participants’ individual elections.
At Dec. 31, 2017 and Dec. 31, 2016, The Bank of New York Mellon Corporation 401(k) Savings Plan owned 13.2 million and 14.2 million shares of our common stock, respectively. The fair value of total assets was $6.6 billion at Dec. 31, 2017 and $5.7 billion at Dec. 31, 2016. We recorded expense of $232 million in 2017, $224 million in 2016 and $209 million in 2015 primarily for contributions to our defined contribution plans.

We also have an ESOP covering certain domestic full-time employees hired on or before July 1, 2008. The ESOP works in conjunction with the defined benefit pension plan. Employees are entitled to the higher of their benefit under the ESOP or such defined benefit pension plan at retirement. Benefits payable under the defined benefit pension plan are offset by the equivalent value of benefits earned under the ESOP.

At Dec. 31, 2017 and Dec. 31, 2016, the ESOP owned 5.4 million and 5.7 million shares of our common stock, respectively. The fair value of total ESOP assets was $293 million at Dec. 31, 2017 and $273 million at Dec. 31, 2016. The ESOP was amended effective June 30, 2015 to discontinue the ability of the Company to make contributions to the ESOP. There were no contributions in 2015, prior to amending the plan.

The Benefits Investment Committee appointed Fiduciary Counselors, Inc. to serve as the independent fiduciary to (i) make all fiduciary decisions related to the continued prudence of offering the common stock of BNY Mellon or its affiliates as an investment option under the plans, other than plan sponsor decisions, and (ii) select and monitor any actively or passively managed investments (including mutual funds) of BNY Mellon or its affiliates to be offered to participants as investment options under the plans, excluding self-directed accounts.